Dispositions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ (11.9)	$ 31.5	$ 38.9
Payments for Removal Costs	8.9	$ 51.0	14.5
Beckjord [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest			(11.7)
Payments for Removal Costs			$ 14.5
Hutchings
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	4.7
Payments for Removal Costs	7.0
Payments for Removal Costs, Additional Payments	$ 2.3